UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21122

Clarion Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue New York, NY 10169
(Address of principal executive offices) (Zip code)

Daniel Heflin

Clarion Value Fund Master, LLC

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Shareholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

ASIA / AUSTRALIA / CANADA / EUROPE / SOUTH AMERICA / UK / USA

ING CLARION CAPITAL
Clarion Value Fund, Inc.

SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

REAL ESTATE

ING

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

COVER PHOTO: 200 West End Avenue, New York, NY

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

LETTER TO SHAREHOLDERS

June 2008

CLARION VALUE FUND, Inc.

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion Value Fund, Inc. (the “Fund”). This report covers the period from November 1, 2007 through April 30, 2008. As of April 30, 2008 the net asset value of the Clarion Value Fund Master, LLC (the “Master Fund”), wherein all assets of the Fund are invested was $433,823,878 which included investments in 118 fixed income securities, with a net investment value of $434,621,970. The Master Fund also has $798,092 of liabilities, net of other assets. Performance information as of April 30, 2008 and since the inception of the Fund (December 21, 1994) is presented below along with the performance for the benchmark for the Fund.

Average Annual Return (as of April 30, 2008)	Trailing 1 Year	Trailing 5 Year	Since Fund Inception (1)
Clarion Value Fund, Inc.	-22.82%	1.10%	6.87%

Lehman Brothers Aggregate Bond Index	6.86%	4.37%	6.96%

(1)	January 1, 1995

The compositional difference between the Master Fund and the benchmark is still the largest factor affecting the relative underperformance of the Fund. The portfolio of the Master Fund is comprised primarily of CMBS while over 70% of the benchmark is comprised of Treasuries, Agency MBS pass-throughs and Agency debentures. In the 12 months ended April 30, 2008, the Treasury component of the benchmark was up 9.72%, the U.S. MBS (GNMA, FHLMC, FNMA) component was up 7.39% and the Agency component was up 8.49%. Over the same time period, the BBB component of the Lehman Brothers Investment Grade CMBS Index was down -27.94% and the Master Fund was down -22.82% (due to its concentration in mezzanine CMBS, including BBB CMBS). However, it is our belief that the Master Fund will outperform the benchmark over longer-term investment horizons.

Given the Master Fund’s concentration in BBB CMBS, we have presented below comparative performance information for the BBB component of the Lehman Brothers CMBS Index.

Average Annual Return (as of April 30, 2008)	Trailing 1 Year	Trailing 5 Year	Since Index Inception (2)
Clarion Value Fund, Inc.	-22.82%	1.10%	6.87%

Lehman Brothers CMBS BBB Index	-27.94%	-2.60%	4.19%

(2)	The Lehman Brothers CMBS Index was formed on January 1, 1997

Market Overview

The credit crisis has deepened in the first half of 2008, as residential fundamentals have continued to deteriorate, applying technical pressure on credit products including CMBS. From October 31, 2007 to March 31, 2008, recent vintage BBB CMBS spreads widened from 500bp to 1800bp. With a severe imbalance caused by a large number of motivated sellers and a limited number of buyers, liquidity has become extremely low and the bid/offer has widened significantly. While CMBS spreads rallied in April and May, the market remains unsettled as the constant stream of market moving news from the credit sector still dominates mainstream media.

In contrast to residential delinquency rates, commercial mortgage delinquency rates remain low (see chart); although, we expect that the CMBS market is likely to experience some credit deterioration in the future. We believe that this CMBS credit deterioration will be concentrated in deals issued in 2006 and 2007 due to a relaxation of underwriting standards. During this period, the issuance of non-amortizing (‘interest only’) mortgages increased significantly, loans were frequently underwritten to pro forma assumptions rather than historical or in-place cashflows, and structural features such as reserves were often not required.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

Commercial and Subprime Residential Mortgage Delinquency Rates (60+)

Sources: JP Morgan, Trepp, LLC.

Notes: Subprime data includes securitized, residential loans that are 60+ or in process of foreclosure and REO. CMBS data includes conduit commercial mortgages, all property types, securitized as commercial mortgage backed securities. Historical data subject to quarterly revisions.

We believe that the portfolio of the Master Fund is defensively positioned against such an increase in delinquencies as the portfolio is heavily biased toward seasoned securities and securities with significant amounts of credit enhancement. As of April 30, 2008, over 90% of the non-AAA CMBS in the portfolio of the Master Fund were comprised of securities issued in 2005 or earlier. As depicted in the table below, the average subordination levels in the portfolio provides a significant cushion against potential credit losses. For example, the weighted average subordination level on the BBB positions of the portfolio is 9.25% while the weighted average delinquency rate (60+) for these securities is less than 0.20%. We believe that the Master Fund’s outperformance of the Lehman Brothers BBB CMBS Index by 512 basis points for the last twelve months is attributable to this bias toward seasoned securities and securities with strong structural credit enhancement.

Clarion Value Fund Average Subordination Levels and Delinquency Rates

(as of April 30, 2008)

Rating	Weighted Average Subordination	Weighted Average Delinquency Rate (60+)
AAA	22.07%	0.12%
AA	12.12%	0.04%
A	8.95%	0.01%
BBB	9.25%	0.17%
BB and Below	4.51%	0.20%

Source: Trepp, LLC.

Given the uncertainty in the market, we continue to remain cautious and position the portfolio defensively. We firmly believe that the Company’s share price decline was attributable to market-wide spread pressure rather than credit deterioration of the Master Fund’s positions. With an average credit rating of A and a nominal yield to maturity of 11.00% (as of April 30, 2008), we also believe that the Fund offers strong value relative to other investment options.

If you have any questions regarding the Fund, please call me or Robert Kopchains at 212-883-2692.

Daniel Heflin

President

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

PERFORMANCE OVERVIEW

Growth in Value of a $10,000 Investment in the Clarion Value Fund and the Lehman Brothers Aggregate Bond Index

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Bond Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FUND OVERVIEW

THE INVESTMENT ADVISER

ING Clarion Capital has $5 billion in assets under management. ING Clarion Capital is an affiliate of ING Real Estate, the world’s largest real estate investment manager with $170 billion in real estate assets under management, including nearly $50 billion managed by ING Clarion - the U.S. arm of ING Real Estate. ING Clarion Capital has 40 employees and has been investing for its institutional clients since 1996 with a focus on real estate related debt. Operating out of its headquarters in New York, ING Clarion Capital is dedicated to debt investments and benefits from its affiliate’s (ING Clarion) real estate resources, including over 450 employees in the U.S. and a research team comprised of 14 people.

FUND OBJECTIVE

The Clarion Value Fund seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The majority of the securities in which the Clarion Value Fund invests are commercial mortgage backed securities with a maturity of 2 to 20 years. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

April 30, 2008
Net Asset Value	$433.82 MM
Portfolio Positions	118
Nominal Yield to Maturity	11.00%
Average Rating	A
Spread to U.S. Treasury	787 bps
Weighted Average Life	6.03 years
Average Modified Duration	4.29 years
Portfolio Distribution:
CMBS	95.61%
Corporates	1.24%
Other (includes Treasuries)	3.15%

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

PORTFOLIO HIGHLIGHTS

PORTFOLIO DISTRIBUTION

COLLATERAL DISTRIBUTION

* Includes property types with less than 3% of the outstanding principal balance.	* Includes states with less than 3% of the outstanding principal balance.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS

CLARION VALUE FUND, INC.

Per Share Operating Performance

For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007		Year Ended October 31, 2006		Year Ended October 31, 2005		Year Ended October 31, 2004		Year Ended October 31, 2003
Net Asset Value, Beginning of Period	$8.28		$9.35		$9.29		$9.80		$9.28		$9.37

Income from Investment Operations
Net Investment Income (4)	0.28		0.53		0.63		0.86		0.76		0.77
Net Realized and Unrealized Gain (Loss)	(1.69)		(1.06)		0.06		(0.22)		0.55		(0.21)

Total Income from Investment Operations	(1.41)		(0.53)		0.69		0.64		1.31		0.56

Distributions
Net Investment Income	(0.25)		(0.54)		(0.63)		(0.86)		(0.61)		(0.64)
Capital Gains	—		—		—		(0.29)		(0.18)		(0.01)

Total Distributions	(0.25)		(0.54)		(0.63)		(1.15)		(0.79)		(0.65)

Net Asset Value, End of Period	$6.62		$8.28		$9.35		$9.29		$9.80		$9.28

Total Investment Return
Net Asset Value (1)	(17.24	)%(5)	(6.01	)%(5)	7.76%		7.19%		14.88%		6.21%

Ratios and Supplemental Data
Net Asset, End of Period (Thousands)	$395,954		$401,512		$412,767		$510,008		$303,093		$319,726
Ratio of Net Expenses to Average Net Assets	0.80	%(2)(6)	0.80	%(2)	0.78	%(2)	0.77	%(2)	0.75	%(2)	0.76	%(2)
Ratio of Net Investment Income to Average Net Assets	7.37	%(2)(6)	5.86	%(2)	5.78	%(2)	8.64	%(2)	8.06	%(2)	8.34	%(2)
Ratio of Voluntary Waived Fees and Expenses	0.03%		0.01%		0.00%		0.00%		0.00%		0.00%
Assumed by the Adviser to Average Net Assets
Portfolio Turnover Rate (3)	—		—		—		—		—		—

(1)	Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value.
(2)	Includes the Fund’s share of expenses allocated from the Master Fund.
(3)	Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.
(4)	Calculated based upon average shares outstanding throughout the year.
(5)	Total investment return would have been lower had certain fees not been waived during the year.
(6)	Annualized.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets
Investment in Clarion Value Fund Master, LLC (“Master Fund”), at Value	$371,064,501
Subscription Receivable	$25,475,000

Total Assets	$396,539,501

Liabilities
Accrued Advisory Fee - Note C	529,681
Other Accrued Expenses	55,661

Total Liabilities	585,342

Net Assets	$395,954,159

Net Assets Consist of:
Paid in Capital	$512,080,803
Undistributed Net Investment Income	13,107,077
Accumulated Net Realized Loss	(43,791,406)
Net Unrealized Depreciation	(85,442,315)

Net Assets	$395,954,159

Net Assets	$395,954,159
Common Stock
Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)	59,828,413
Net Asset Value Per Share	$6.62

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

Statement of Operations

For the Six Months Ended April 30, 2008 (unaudited)

Investment Income
Interest Income Allocated from the Master Fund	$16,216,895
Expenses Allocated from the Master Fund	(343,890)

Total Investment Income	15,873,005

Expenses
Advisory Fees - Note C	1,250,432
Audit Fees	20,382
Directors’ Fees	10,492
Transfer Agent Fees - Note E	8,842
Administrative Fees - Note D	5,984
Other Fees	5,317

Total Expenses	1,301,449
Waiver of Investment Advisory Fees - Note C	(57,484)

Net Expenses	1,243,965

Net Investment Income	14,629,040

Realized and Unrealized Loss on Investments and Swaps Allocated From the Master Fund
Net Realized Loss on Investments and Swaps Allocated from the Master Fund	(39,083,339)
Net Change in Unrealized Depreciation on Investments and Swaps Allocated from the Master Fund	(50,044,076)

Net Loss on Investments and Swaps	(89,127,415)

Net Decrease in Net Assets Resulting from Operations	$(74,498,375)

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

Statement of Changes In Net Assets

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Decrease in Net Assets Resulting from Operations:
Net Investment Income	$14,629,040	$23,001,773
Net Realized Loss	(39,083,339)	(487,745)
Net Change in Unrealized Depreciation	(50,044,076)	(44,433,913)

Net Decrease in Net Assets Resulting from Operations	(74,498,375)	(21,919,885)

Distributions from:
Net Investment Income	(13,245,842)	(23,341,513)

Capital Share Transactions:
Shares Issued	114,159,000	66,950,000
-In Lieu of Cash Distributions	9,478,549	16,890,202
Shares Redeemed	(41,451,121)	(49,834,014)

Net Increase from Capital Share Transactions	82,186,428	34,006,188

Total Decrease in Net Assets	(5,557,789)	(11,255,210)
Net Assets:
Beginning of Period	401,511,948	412,767,158

End of Period (including undistributed net investment income of $13,107,077 in 2008 and $11,723,879 in 2007, respectively)	$395,954,159	$401,511,948

Shares Issued and Redeemed:
Shares Issued	11,440,509	7,948,082
-In Lieu of Cash Distributions	1,299,525	1,875,836
Shares Redeemed	(5,259,487)	(5,452,913)

Net Increase in Capital Share Transactions	7,480,547	4,371,005

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND, INC

Statement of Cash Flows

For the Six Months Ended April 30, 2008 (unaudited)

Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(74,498,375)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Net Investment Income Allocated from the Master Fund	(15,873,005)
Contributions to the Master Fund	(113,122,052)
Withdrawals from the Master Fund	47,072,212
Net Paydown Gain on Securities allocated from the Master Fund	(20,870)
Amortization of Premium and Accretion of Discount allocated from the Master Fund	(1,621,775)
Net Change in Unrealized Depreciation allocated from the Master Fund	50,044,076
Net Realized Loss on Investments allocated from the Master Fund	39,083,339
Net Change in Operating Assets and Liabilities:
Decrease in Accrued Advisory Fee	(38,475)
Increase in Other Accrued Expenses	34,339

Net Cash Used in Operating Activities	(68,940,586)

Cash Flows from Financing Activities:*
Cash Subscriptions Received	114,159,000
Cash Redemptions Paid	(41,451,121)
Net Investment Income Distributions Paid	(3,767,293)

Net Cash Provided by Financing Activities	68,940,586

Net Change in Cash	—
Cash at Beginning of Period	—

Cash at End of Period	$—

*	Non-cash financing transactions not included herein consists of reinvestment of distributions of $9,478,549.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

April 30, 2008 (unaudited)

A.	Organization: The Clarion Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund’s common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a “master fund/feeder fund” structure, and Clarion Value Fund Master, LLC (the “Master Fund”) was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of April 30, 2008 the Fund’s proportionate interest in the net assets of the Master Fund was 91.4%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

B.	Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.	Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

2.	Investment Income and Expenses: The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

3.	Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

4.	Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund’s common stock. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

See Attached Financial Statements of Clarion Value Fund Master, LLC.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND, INC.

B.	Summary of Significant Accounting Policies (continued):

5.	Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C.	Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund’s net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund’s investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the six months ended April 30, 2008, the Adviser waived fees of $57,484, pursuant to this provision.

D.	Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Transfer Agent: Unified Fund Services, Inc. serves as the Fund’s Transfer Agent pursuant to a mutual fund services agreement.

F.	Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 ”Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund’s financial statements.

See Attached Financial Statements of Clarion Value Fund Master, LLC.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FUND EXPENSES (UNAUDITED)

CLARION VALUE FUND, INC

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Clarion Value Fund, Inc.
Actual	$1,000.00	$827.56	0.80%	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02

*	Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 4/30/08. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2730 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS

CLARION VALUE FUND MASTER, LLC

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October, 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
Total Investment Returns
Net Asset Value (1)	(16.97)%		(5.61)%	7.95%	7.34%	15.67%	6.65%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$433,824		$470,195	$479,251	$550,410	$339,587	$341,238
Ratio of Expenses to Average Net Assets	0.17	%(2)	0.17%	0.13%	0.12%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	7.99	%(2)	7.02%	7.36%	9.09%	8.71%	8.97%
Portfolio Turnover Rate	59	%(3)	104%	70%	76%	87%	57%

(1)	Total investment return is based on net increase in net assets resulting from operations and reflects the effects of changes in the Fund’s net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

CLARION VALUE FUND MASTER, LLC.

PORTFOLIO HOLDINGS

April 30, 2008 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (95.61%)		Principal Amount	Value (a)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	$19,196,000	$17,129,171	(e)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	12,300,000	11,011,046	(e)
LB UBS Commercial Mortgage Trust	5.424% due 02/15/2040	10,500,000	10,148,177	(e)
GE Capital Commercial Mortgage Corp.	3.915% due 11/10/2038	10,040,000	9,913,325
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	10,000,000	9,854,610	(e)
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044	10,000,000	9,822,730
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030 (b)	10,000,000	9,445,970	(e)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035 (b)	9,054,108	8,954,214	(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225% due 07/15/2044	8,994,000	8,852,407
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.399% due 05/15/2045	8,500,000	8,294,674
Wachovia Bank Commercial Mortgage Trust	5.903% due 02/15/2051	10,000,000	8,158,180	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.464% due 01/15/2049	9,070,000	8,132,171	(e)
Wachovia Bank Commercial Mortgage Trust	5.741% due 06/15/2049	10,000,000	8,056,340	(e)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (b)	8,200,000	8,039,690
Wachovia Bank Commercial Mortgage Trust	5.660% due 04/15/2047	10,000,000	7,986,180	(e)
LB UBS Commercial Mortgage Trust	5.002% due 07/15/2037 (b)	11,052,000	7,551,838	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.574% due 05/15/2045	236,744,733	7,301,208
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.875% due 04/15/2045	7,000,000	7,111,020
DLJ Commercial Mortgage Corp.	8.318% due 11/10/2033	7,000,000	7,009,198	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037	7,000,000	6,936,069
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031 (b)	7,323,000	6,818,152
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	8,918,000	6,679,314	(e)
Wachovia Bank Commercial Mortgage Trust	3.916% due 10/15/2017 (b)	7,430,000	6,625,925	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.456% due 05/15/2047	232,593,822	5,920,908	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.448% due 07/15/2041 (b)	7,631,000	5,880,082	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.283% due 06/12/2047	313,961,855	5,821,795	(e)
Banc of America Commercial Mortgage, Inc.	0.440% due 02/10/2051 (b)	216,684,621	5,713,973
Banc of America Commercial Mortgage, Inc.	5.313% due 11/10/2041 (b)	8,033,500	5,534,455	(e)
Wachovia Bank Commercial Mortgage Trust	5.037% due 11/15/2035 (b)	8,307,000	5,270,696	(e)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	6,025,000	5,112,226	(e)
Banc of America Commercial Mortgage, Inc.	5.155% due 07/10/2045	5,100,000	5,104,488
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	13,023,000	5,076,057	(e)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	5,115,000	4,826,816	(e)
Banc of America Commercial Mortgage, Inc.	5.122% due 07/10/2045	5,731,000	4,621,112	(e)
GE Capital Commercial Mortgage Corp.	5.333% due 11/10/2045	5,481,000	4,590,858	(e)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	5,200,000	4,279,122
Merrill Lynch / Countrywide Commercial Mortgage	5.485% due 05/12/2051	4,400,000	4,268,198
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.150% due 11/15/2035 (b)	4,954,500	4,171,803	(e)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036 (b)	7,767,000	4,135,221	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.632% due 2/15/2051	172,865,000	3,989,378
GE Capital Commercial Mortgage Corp.	5.113% due 07/10/2045 (b)	5,000,000	3,913,100
Wachovia Bank Commercial Mortgage Trust	5.827% due 12/15/2043 (b)	12,500,000	3,907,250	(e)

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

CLARION VALUE FUND MASTER, LLC.

PORTFOLIO HOLDINGS

COMMERCIAL MORTGAGE-BACKED SECURITIES (95.61%)		Principal Amount	Value (a)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040 (b)	5,000,000	3,845,840	(e)
Ansonia CDO Ltd.	4.045% due 10/25/2019 (b)	8,750,000	3,694,425	(d), (e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	9,507,000	3,689,353	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.371% due 06/12/2041	4,000,000	3,639,476	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.626% due 10/12/2035 (b)	4,469,750	3,556,553	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	3,522,654	(e)
GS Mortgage Securities Corp. II	5.580% due 12/20/2049 (b)	5,000,000	3,385,980	(e)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035 (b)	5,189,000	3,380,737
CS First Boston Mortgage Securities Corp.	5.100% due 08/15/2038	4,000,000	3,154,904	(e)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031	3,000,000	3,132,930
Credit Suisse Mortgage Capital Certificates	5.811% due 09/15/2039 (b)	9,000,000	3,124,170	(e)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (b)	3,091,000	3,090,632
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	3,000,000	3,033,852	(e)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	15,005,000	3,007,122	(e)
DLJ Commercial Mortgage Corp.	6.410% due 02/18/2031 (b)	6,500,000	2,959,743	(d)
Bear Stearns Commercial Mortgage Securities	6.000% due 11/11/2035 (b)	3,099,999	2,930,925
Ansonia CDO Ltd.	3.545% due 10/25/2056 (b)	6,250,000	2,926,669	(d), (e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.337% due 05/15/2047	3,000,000	2,816,652
Credit Suisse Mortgage Capital Certificates	5.811% due 09/15/2039 (b)	7,000,000	2,811,179	(e)
Banc of America Commercial Mortgage, Inc.	5.155% due 07/10/2045 (b)	4,385,000	2,647,176	(e)
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049 (b)	11,739,000	2,542,831	(e)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,505,498	(e)
Wachovia Bank Commercial Mortgage Trust	5.395% due 10/15/2041 (b)	3,493,000	2,503,737
Crown Castle Towers LLC	6.065% due 11/15/2036 (b)	3,000,000	2,399,319	(e)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (b)	2,500,000	2,383,742	(e)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037	2,500,000	2,321,080	(e)
Merrill Lynch Mortgage Trust	5.330% due 02/12/2042 (b)	3,675,000	2,142,966
Chase Commercial Mortgage Securities Corp.	7.239% due 02/12/2016 (b)	2,000,000	2,046,320	(e)
DLJ Commercial Mortgage Corp.	7.600% due 02/18/2031 (b)	2,100,000	2,033,745	(e)
Merrill Lynch Mortgage Trust	5.243% due 11/12/2037 (b)	3,000,000	1,917,615
Merrill Lynch Mortgage Trust	5.421% due 09/12/2042 (b)	3,200,000	1,858,269	(e)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (b)	4,036,500	1,842,848	(e)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (b)	3,000,000	1,818,801	(e)
Wachovia Bank Commercial Mortgage Trust	5.366% due 10/15/2035 (b)	2,827,000	1,698,405
CS First Boston Mortgage Securities Corp.	4.783% due 07/15/2036 (b)	3,923,000	1,693,610	(e)
Merrill Lynch Mortgage Trust	5.207% due 07/12/2038 (b)	2,500,000	1,655,813	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.367% due 08/12/2037 (b)	2,910,000	1,634,908	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.148% due 08/15/2042 (b)	2,500,000	1,632,303
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	9,793,000	1,550,604	(d), (e)
First Union National Bank Commercial Mortgage Corp.	6.155% due 08/15/2033 (b)	1,480,000	1,440,999	(e)
GE Capital Commercial Mortgage Corp.	5.208% due 05/10/2043 (b)	2,972,000	1,412,981	(e)

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

CLARION VALUE FUND MASTER, LLC.

PORTFOLIO HOLDINGS

COMMERCIAL MORTGAGE-BACKED SECURITIES (95.61%)		Principal Amount	Value (a)
Wachovia Bank Commercial Mortgage Trust	5.037% due 11/15/2035 (b)	2,289,000	1,395,260
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	8,752,000	1,372,419	(d), (e)
DLJ Commercial Mortgage Corp.	6.410% due 02/18/2031 (b)	3,700,000	1,351,695	(d), (e)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	2,000,000	1,309,946	(e)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	1,284,006	(e)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,674,084	1,272,597	(d), (e)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	3,107,000	1,087,652	(e)
GS Mortgage Securities Corp. II	5.252% due 04/10/2038 (b)	4,275,000	1,029,134	(e)
Lehman Brothers Floating Rate Commercial Mortgage Trust	3.516% due 09/15/2021 (b)	1,174,158	894,661
Wachovia Bank Commercial Mortgage Trust	5.741% due 06/15/2049 (b)	3,000,000	891,282	(e)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029 (b)	824,964	805,244	(e)
Wachovia Bank Commercial Mortgage Trust	5.292% due 04/15/2042 (b)	1,000,000	679,273	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.063% due 02/15/2051	800,000	606,768
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	605,846	(d), (e)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	574,488	(d), (e)
Wachovia Bank Commercial Mortgage Trust	5.366% due 10/15/2035 (b)	1,000,000	495,799	(e)
Commercial Mortgage Pass-Through Certificates	5.782% due 12/10/2046 (b)	1,000,000	436,465	(e)
Credit Suisse Mortgage Capital Certificates	3.916% due 04/15/2021 (b)	500,000	389,821	(e)
Merrill Lynch Mortgage Trust	5.243% due 11/12/2037 (b)	579,000	353,221	(e)
DR Structured Finance Corp.	8.375% due 08/15/2015	457,672	236,754	(d), (e)
DR Structured Finance Corp.	6.660% due 08/15/2010	261,367	194,718	(d), (e)
DR Structured Finance Corp.	8.550% due 08/15/2019	438,910	147,869	(d), (e)
Total Commercial Mortgage-Backed Securities (Cost $514,752,949)			414,771,431
CORPORATE BONDS (1.24%)
Hospitality Properties Trust	9.125% due 07/15/2010	$2,000,000	$2,525,177
Cresent Resources TLB	5.800% due 12/31/2049	3,000,000	2,040,000
Ashton Woods USA LLC/Ashton Woods Finance Co.	9.500% due 10/01/2015	3,000,000	825,000
Total Corporate Bonds (Cost $7,162,423)			5,390,177
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (2.25%)
US Treasury Note	3.125% due 04/30/2013	6,500,000	6,533,514
US Treasury Bond	4.625% due 11/15/2016	3,000,000	3,218,439
Total United States Government Agencies & Obligations (Cost $9,637,059)			9,751,953
MONEY MARKET FUND (1.09%)
Dreyfus Treasury Prime Cash Management (Cost $4,708,409)			4,708,409
TOTAL SECURITIES (100.18%) (Cost $536,260,840) (c)			434,621,970
LIABILITIES, NET OF OTHER ASSETS (0.18%)			(798,092)
NET ASSETS (100.00%)			$433,823,878

(a)	See Notes to Financial Statements.
(b)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2008 was $249,669,917 or 57.55% of net assets. See Note B5.
(c)	The cost for federal income tax purposes was $536,260,840. At April 30, 2008 net unrealized depreciation for all securities based on tax cost was $101,638,870. This consisted of aggregate gross unrealized appreciation for all securities of $2,558,317 and aggregate gross unrealized depreciation for all securities of $104,197,187.
(d)	Illiquid security.
(e)	Fair valued security. At April 30, 2008, fair valued securities represented 65.31% of the Master Fund’s net assets. The value of such securities was determined primarily by using a pricing table which incorporates factors such as dealer bids, market transactions in comparable securities and new issue pricing of fixed income securities.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

SUMMARY OF RATINGS

April 30, 2008 (unaudited)

	Portfolio Distribution by Rating
Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+ to B-	CCC+ to CCC-	D	NR	Total
Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	—	0.68	0.86	—	—	0.27	—	—	—	1.81
Banc of America Commercial Mortgage, Inc.	2.52	—	1.07	6.27	—	—	—	—	—	9.86
Bank of America-First Union National Bank Commercial Mortgage, Inc.	—	—	—	2.56	—	—	—	—	—	2.56
Bear Stearns Commercial Mortgage Securities	—	—	—	—	0.68	—	—	—	—	0.68
Chase Commercial Mortgage Securities Corp.	—	—	0.48	2.38	—	—	—	—	—	2.86
Citigroup/Deutsche Bank Commercial Mortgage Trust	2.06	—	—	—	—	—	—	—	—	2.06
Commercial Mortgage Acceptance Corp.	—	—	1.12	1.58	—	—	—	—	—	2.70
Commercial Mortgage Pass-Through Certificates	2.28	—	—	0.41	—	—	—	—	—	2.69
Credit Suisse Mortgage Capital Certificates	—	—	—	1.47	0.59	—	—	—	—	2.06
Crown Castle Towers LLC	—	—	—	0.56	—	—	—	—	—	0.56
CS First Boston Mortgage Securities Corp.	—	—	1.63	3.08	5.91	—	—	—	—	10.62
DLJ Commercial Mortgage Corp.	—	—	—	2.34	1.63	1.00	—	—	—	4.97
DR Structure Finance Corp.	—	—	—	—	—	—	—	0.43	—	0.43
First Union National Bank Commercial Mortgage Corp.	—	—	0.33	—	—	—	—	—	—	0.33
GE Capital Commercial Mortgage Corp.	2.30	2.35	0.91	0.33	—	—	—	—	—	5.89
GS Mortgage Securities Corp. II	0.79	—	—	—	0.94	0.32	—	—	—	2.03
J.P. Morgan Chase Commercial Mortgage Securities Corp.	13.09	0.99	—	3.09	2.50	—	0.36	—	—	20.03
LB UBS Commercial Mortgage Trust	3.09	0.54	—	1.14	1.75	—	—	—	—	6.52
Lehman Brothers Floating Rate Commercial Mortgage Trust	—	—	—	0.21	—	—	—	—	—	0.21
Merrill Lynch / Countrywide Commercial Mortgage	0.99	—	—	—	—	—	—	—	—	0.99
Merrill Lynch / Countrywide Commercial Mortgage	—	—	—	1.34	0.75	—	—	—	—	2.09
Wachovia Bank Commercial Mortgage Trust	5.62	0.55	—	3.39	4.82	—	—	—	—	14.38
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	32.73	5.11	6.40	30.15	19.58	1.59	0.36	0.43	—	96.36
TOTAL CORPORATE BONDS	—	—	—	0.59	0.47	—	0.19	—	—	1.25
TOTAL U.S. GOVERNMENT AGENCY AND OBLIGATIONS	2.27	—	—	—	—	—	—	—	—	2.27
TOTAL CASH & SHORT-TERM INVESTMENTS	0.12	—	—	—	—	—	—	—	—	0.12
TOTAL ASSETS	35.12	5.11	6.40	30.74	20.05	1.59	0.36	0.43	—	100.00

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)

Assets
Investments, at Value (Cost $536,260,840)	$434,621,970
Subscription Receivable	25,475,000
Receivable for Securities Sold	11,676,352
Due from Broker	5,063,884
Interest Receivable	3,183,560
Other Assets	57,073

Total Assets	480,077,839

Liabilities
Payable for Securities Purchased	46,097,198
Accrued Audit Fees	46,170
Accrued Legal Fees	45,536
Accrued Administrative Fees - Note D	43,861
Accrued Custodian Fees - Note D	12,399
Other Accrued Expenses	8,797

Total Liabilities	46,253,961

Net Assets	$433,823,878

See Notes to Financial Statements

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

Statement Of Operations

For the Six Months Ended April 30, 2008 (unaudited)

Investment Income
Interest	$18,103,825

Expenses
Administrative Fees - Note D	81,900
Legal Fees	153,590
Insurance Expense	43,824
Audit Fees	57,441
Custodian Fees - Note D	22,128
Directors’ Fees	10,492
Other	14,627

Total Expenses	384,002

Net Investment Income	17,719,823

Realized and Unrealized Loss on Investments and Swaps
Net Realized Loss on:
Investments	(41,041,382)
Swaps	(2,165,193)

Net Realized Loss on Investments and Swaps	(43,206,575)

Net Change in Unrealized Depreciation on:
Investments	(55,392,791)
Swaps	(7,445)

Net Change in Unrealized Depreciation on Investments and Swaps	(55,400,236)

Net Loss on Investments and Swaps	(98,606,811)

Net Decrease in Net Assets Resulting from Operations	$(80,886,988)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

Statement of Changes in Net Assets

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Decrease in Net Assets Resulting from Operations:
Net Investment Income	$17,719,823	$30,586,545
Net Realized Loss on Investments and Swaps	(43,206,575)	1,082,093
Net Change in Unrealized Depreciation on Investments and Swaps	(55,400,236)	(56,113,168)

Net Decrease in Net Assets Resulting from Operations	(80,886,988)	(24,444,530)

Contributions/Withdrawals:
Contributions	127,844,860	121,973,387
Withdrawals	(83,329,130)	(106,584,285)

Net Contributions/Withdrawals	44,515,730	15,389,102

Total Decrease in Net Assets	(36,371,258)	(9,055,428)

Net Assets:
Beginning of Year	470,195,136	479,250,564

End of Year	$433,823,878	$470,195,136

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

Statement of Cash Flows

For the Six Months Ended April 30, 2008 (unaudited)

Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(80,886,988)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Cost of Securities Purchased	(319,319,797)
Proceeds from Sale of Securities	256,036,397
Adjustment to Cost of Interest Only Securities	131,044
Net Amortization of Premium and Accretion of Discount	(1,826,203)
Net Interest Received on Swaps	66,553
Net Paydown Gain on Securities	(22,920)
Net Change in Unrealized Depreciation on Investments and Swaps	55,400,236
Net Realized Loss on Investments	41,041,382
Net Realized Loss on Swaps	2,165,193
Net Change in Operating Assets and Liabilities:
Increase in Receivable for Securities Sold	(11,386,352)
Increase in Due from Broker	(4,240,884)
Increase in Interest Receivable	(166,221)
Increase on Other Assets	(57,073)
Decrease in Subscription Receivable	24,525,000
Decrease in Redemption Payable	(11,000,000)
Decrease in Cash Distribution Payable	(633,885)
Decrease in Administrative Fees	(30,331)
Decrease in Legal Fees	(30,174)
Decrease in Audit Fees	(24,059)
Decrease in Accrued Expenses	(21,036)
Decrease in Custodian Fees	(4,061)
Increase in Payable for Securities Purchased	5,768,449

Net Cash Used in Operating Activities	(44,515,730)

Cash Flows from Financing Activities:
Contributions	127,844,860
Withdrawals	(83,329,130)

Net Cash Provided by Financing Activities	44,515,730

Net Increase in Cash	—

Cash at Beginning of Period	—

Cash at End of Period	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

APRIL 30, 2008 (unaudited)

A.	Organization. Clarion Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a “Master/Feeder Fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “feeder funds”) investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B.	Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.	Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

2.	Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

3.	Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund’s custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2007.

4.	Interest Rate Swap Contracts: The Master Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Master Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Master Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlements in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Master Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements received or made by the Master Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

B. Summary of Significant Accounting Policies (continued):

Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The fund bears the market risk arising from any change in interest rates.

5.	Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

6.	Secured Borrowings and Collateral: The Master Fund currently has posted collateral with counterparties as a result of the interest rate swaps that the Master Fund has entered into. The Master Fund records this collateral on the statement of assets and liabilities within due from broker. As of April 30, 2008, the collateral posted with counterparties is $5,063,884. Conversely, at times the Master Fund may also hold pledged collateral in the form of U.S. Treasury bills posted with the Master Fund as a result of interest rate swap transactions. The Master Fund has the right to re-pledge or sell this collateral as determined by the contractual agreements between the parties. As of April 30, 2008 the Master Fund did not hold any pledged collateral.

7.	Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C.	Advisory Services: ING Clarion Capital, LLC (the “Adviser”) is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services, which is currently only charged at the feeder funds’ level. Management fees, however, may be charged at both the Fund and feeder funds, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Fund and feeder fund level) that a particular feeder fund may have in place.

D.	Administration and Custodian Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Purchases and Sales: For the six months ended April 30, 2008 the Master Fund made purchases of $233,565,180 and sales of $150,418,535 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $80,656,465 and sales of $101,615,527 of long-term U.S. Government securities during the year.

F.	Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Other: At April 30, 2008, Clarion Value Fund, Inc., Clarion Fund PLC and Clarion Value Reserve (BVI) L.P. are the only investors invested in the Master Fund, and own 91.4%, 4.2% and 4.4% of the net assets of the Master Fund, respectively.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS

CLARION VALUE FUND MASTER, LLC

H.	Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund’s financial statements.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

FUND EXPENSES (UNAUDITED)

CLARION VALUE FUND MASTER, LLC

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Clarion Value Fund Master, LLC
Actual	$1,000.00	$818.65	0.17%	$0.78
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.17%	$0.87

*	Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 4/30/08. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission’s website at http://www.sec.gov

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2730 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

OFFICERS AND DIRECTORS

Frank L. Sullivan, Jr.

Chairman of the Board of Directors

Daniel Heflin

President, Chief Executive Officer and Director

Stephen Baines

Vice President

Jerry Chang

Chief Compliance Officer

Joanne M. Vitale

Vice President

S. Leland Dill

Director

Mark B. Taylor

Director

James Webb

Director

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

CONTACT INFORMATION

Investment Adviser

ING Clarion Capital, LLC

230 Park Avenue

New York, NY 10169

Investor Relations

Robert Kopchains

230 Park Avenue

New York, NY 10169

Phone: (212) 883-2692

Administrator

The Bank of New York

101 Barclay Street

New York, NY 10286

Custodian

The Bank of New York

100 Colonial Center Parkway

Lake Mary, FL 32746

SEMI-ANNUAL REPORT 2008  |  CLARION VALUE FUND, Inc.

ING REAL ESTATE GLOBAL NETWORK

AUSTRALIA

BELGIUM

CANADA

CHINA

CZECH REPUBLIC

FRANCE

GERMANY

HUNGARY

ITALY

JAPAN

POLAND

ROMANIA

SINGAPORE

SOUTH KOREA

SPAIN

SWEDEN

TAIWAN

THAILAND

THE NETHERLANDS

UK

USA

ING Clarion

230 Park Avenue 12th Floor, New York, NY 10169

T: 212.883.2500    F: 212.883.2700

WWW.INGCLARION.COM

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By:	/s/ Daniel Heflin
Name:	Daniel Heflin
Title:	President and Chief Executive Officer

Date:	July 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin
Name:	Daniel Heflin
Title:	President and Chief Executive Officer

Date:	July 9, 2008

By:	/s/ Jerry Chang
Name:	Jerry Chang
Title:	Chief Financial Officer

Date:	July 9, 2008